Significant Accounting Policies	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Significant Accounting Policies

2.	Significant Accounting Policies:

The same accounting policies have been followed in these unaudited interim consolidated financial statements as were applied in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2017. See Note 2 to the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report. There have been no material changes to these policies in the nine-month period ended September 30, 2018, except as discussed below:

Revenue from Contracts with Customers: As discussed in Note 2(q) of the Company’s consolidated financial statements included in its 2017 Annual Report, the Company generates its revenues from charterers. The vessels are chartered using either spot charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate.

The following table presents the Company’s revenue disaggregated by revenue source for the nine-month periods ended September 30, 2017 and 2018:

	September 30, 2017	September 30, 2018
Voyage revenues derived from spot charters	$13,080	$11,678
Voyage revenues derived from time charters	9,248	9,304
Total	$22,328	$20,982

As of January 1, 2018, the Company adopted Accounting Standard Update (“ASU”) 2014-09 “Revenue from Contracts with Customers (Topic 606)”. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. The Company analyzed its contacts with charterers and has determined that its spot charters fall under the provisions of ASC 606, while its time charter agreements are lease agreements that contain certain non-lease elements.

The Company elected to adopt ASC 606 by applying the modified retrospective transition method, recognizing the cumulative effect of adopting this guidance as an adjustment to the 2018 opening balance of retained earnings. As of December 31, 2017, there were no vessels employed under spot charters and as a result, the Company has not included any adjustments to the 2018 opening balance of retained earnings and prior periods were not retrospectively adjusted. The Company also assessed whether any adjustment should be recorded with respect to the revenues for non-lease components from its time charter agreements and concluded that since the performance obligation for these services is satisfied over time, no adjustment is required.

The Company assessed its contract with charterers for spot charters during the nine-month period ended September 30, 2018 and concluded that there is one single performance obligation for each of its spot charters, which is to provide the charterer with a transportation service within a specified time period. In addition, the Company has concluded that spot charters meet the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company’s performance. The adoption of this standard resulted in a change whereby the Company’s method of determining proportional performance from discharge-to-discharge (assuming a new charter has been agreed before the completion of the previous spot charter) to load-to-discharge. This resulted in no revenue being recognized from discharge of the prior spot charter to loading of the current spot charter and all revenue being recognized from loading of the current spot charter to discharge of the current spot charter. This change results in revenue being recognized later in the voyage, which may cause additional volatility in revenues and earnings between periods. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the spot charter. The Company has determined that demurrage represents variable consideration and estimates demurrage at contract inception using either the expected value or most likely amount approaches. Such estimate is reviewed and updated over the term of the spot charter. As of the balance sheet date, demurrage income was not material.

Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of brokerage commissions, port and canal costs and bunker consumption, during the spot charter (load-to-discharge) and during the ballast voyage (discharge-to-discharge, assuming a new charter has been agreed before the completion of the previous spot charter). Before the adoption of ASC 606, all voyage expenses are expensed as incurred, except for brokerage commissions. Brokerage commissions are deferred and amortized over the related voyage period in a charter to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned. Under ASC 606 and after implementation of ASC 340-40 “Other assets and deferred costs” for contract costs, incremental costs of obtaining a contract with a customer and contract fulfillment costs, should be capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. The Company assessed the new guidance and concluded that voyage costs during the ballast voyage should be capitalized and amortized over the spot charter, consistent with the recognition of voyage revenues from spot charter from load-to-discharge, while voyage costs incurred during the spot charter should be expensed as incurred. As of September 30, 2018, deferred contract fulfillment costs were not material. With respect to incremental costs, the Company has selected to adopt the practical expedient discussed above and any incremental costs will be expensed as incurred, for the Company’s spot charters that do not exceed one year.

In addition, pursuant to this standard, as of January 1, 2018, the Company elected to present Voyage revenues net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue in the accompanying unaudited interim consolidated statements of comprehensive loss. In this respect, for the nine-month period ended September 30, 2017, Voyage revenues and Voyage related costs and commissions each decreased by $181. This reclassification has no impact on the Company’s consolidated financial position and results of operations for any of the periods presented.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

Leases: In February 2016, Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, “Leases (Topic 842)”, which was amended and supplemented by ASU 2017-13, ASU 2018-01 and ASU 2018-11. The new lease standard does not substantially change lessor accounting. ASC 842 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. Entities are also provided with practical expedients that allow entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases. In addition, the new standard (i) provides entities with an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests and (ii) provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if both of the following are met: (a) The timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) The lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with ASC 606. Otherwise, the entity should account for the combined component as an operating lease in accordance with ASC 842.

The Company elected to early adopt ASC 842 as of September 30, 2018. The Company selected the optional transition method and adopted the standard by using the modified retrospective method. The Company also selected to apply all the practical expedients discussed above. In this respect no cumulative-effect adjustment recognized to the 2018 opening balance of retained earnings. The Company assessed its new time charter contracts within the period under the new guidance and concluded that these contracts contain a lease with the related executory costs (insurance), as well as non-lease elements to provide other services related to the operation of the vessel, with the most substantial service being the crew cost to operate the vessel. The Company concluded that the criteria for not separating lease and non-lease components of its time charter contracts are met, since (i) the time pattern of recognizing revenues for crew and other services for the operation of the vessels, is similar to the time pattern of recognizing rental income, (ii) the lease component of the time charter contracts, if accounted for separately, would be classified as an operating lease, and (iii) the predominant component in its time charter agreements is the lease component. In this respect, the Company accounts for the combined component as an operating lease in accordance with ASC 842. The early adoption of ASC 842 had no effect on the Company’s consolidated financial position and results of operations for the nine-month period ended September 30, 2018.

Trade Accounts Receivable, Net: Under spot charters, the Company normally issues its invoices to charterers at the completion of the voyage. Invoices are due upon issuance of the invoice. Since the Company satisfies its performance obligation over the time of the spot charter, the Company recognizes its unconditional right to consideration in trade accounts receivable, net of a provision for doubtful accounts, if any. Trade receivables from spot charters as of September 30, 2017 and 2018 amounted to $1,080 and $1,727, respectively. No contract assets or contract liabilities are recognized as of September 30, 2017 and 2018. Under time charter contracts, the Company normally issues invoices on a monthly basis 30 days in advance of providing its services. Trade receivables from time charters as of September 30, 2017 and 2018 amounted to $3 and $350, respectively. Hire collected in advance includes cash received prior to the balance sheet date and is related to revenue earned after such date.

Restricted Cash: As of January 1, 2018, the Company adopted the ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires that the statement of cash flows explain the change in the total of cash and cash equivalents and restricted cash. ASU 2016-18 was adopted retrospectively for the nine-month periods ended September 30, 2017 and 2018, and restricted cash of $5,000 and $3,490, respectively, has been aggregated with cash and cash equivalents in both the beginning-of-period and end-of-period line items of the consolidated statements of cash flows for each of the periods presented. The implementation of this update has no impact on the Company’s consolidated balance sheet and consolidated statement of comprehensive loss.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying consolidated balance sheets that are presented in the accompanying unaudited interim consolidated statement of cash flows for the nine-month period ended September 30, 2018.

	December 31, 2017	September 30, 2018
Cash and cash equivalents	$1,693	$7,383
Restricted cash, current portion	141	-
Restricted cash, net of current portion	4,859	3,490
Total cash and cash equivalents and restricted cash	$6,693	$10,873

Financial Derivative Instruments: The Company enters into interest rate derivatives to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized in the consolidated financial statements at their fair value. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income / (loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in current period earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to current period earnings as financial income or expense.

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited interim consolidated financial statements in the current period or expected to have an impact on future periods, other than the ones discussed in Note 2 to the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report.

The Company had no transactions which affect comprehensive loss during the nine months ended September 30, 2017 and 2018 and accordingly, comprehensive loss was equal to net loss.